Subordinated notes payable - earn-out - Summary of Subordinated Debt (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Subordinated Notes Earnout [Member]
Debt Instrument [Line Items]
Subordinated debt	$ 0	$ 184,485